Commitments and Contingencies - Employee Benefit Plans (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Contributions to employee benefit plan	$ 0.8	$ 0.7	$ 2.7	$ 2.0	$ 1.4